Trust preferred securities (Tables)	12 Months Ended
Dec. 31, 2021
Trust preferred securities [Abstract]
Schedule Of Financial Data Pertaining To Different Trusts [Table Text Block]	The following tables presents financial data pertaining to the different trusts at December 31, 2021 and 2020.
(Dollars in thousands)	December 31, 2021
	Popular
	North America	Popular
Issuer	Capital Trust I	Capital Trust Il
Capital securities	$91,651	$101,023
Distribution rate	6.564%	6.125%
Common securities	$2,835	$3,125
Junior subordinated debentures aggregate liquidation amount	$94,486	$104,148
Stated maturity date	September 2034	December 2034
Reference notes	[1],[3],[5]	[2],[4],[5]

[1] Statutory business trust that is wholly-owned by PNA and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligation of PNA under the junior subordinated debenture and its guarantees of the capital securities under the trust is fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

(Dollars in thousands)	December 31, 2020
		Popular
	Popular	North America	Popular
Issuer	Capital Trust I	Capital Trust I	Capital Trust Il
Capital securities	$181,063	$91,651	$101,023
Distribution rate	6.700%	6.564%	6.125%
Common securities	$5,601	$2,835	$3,125
Junior subordinated debentures aggregate liquidation amount	$186,664	$94,486	$104,148
Stated maturity date	November 2033	September 2034	December 2034
Reference notes	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]

[1] Statutory business trust that is wholly-owned by PNA and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligation of PNA under the junior subordinated debenture and its guarantees of the capital securities under the trust is fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.